Contracts in Progress - Schedule of Costs and Estimated Earnings in Excess of Billings On Uncompleted Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contractors [Abstract]
Costs incurred on uncompleted contracts	$ 18,184	$ 21,548	[1]
Estimated earnings	5,244	9,135	[1]
Total cost incurred on uncompleted contract	23,428	30,683
Less - billings and progress payments	22,433	28,879
Costs and estimated earnings in excess of billings on uncompleted contracts	995	1,804
Less: Long-term portion		708
Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$ 995	$ 1,096

[1]	Reclassified.